SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

		Balance at beginning of period	Additions charged to costs and expenses	Deductions and Payments	Balance at end of period
For the year ended December 31, 2017
Allowance for chargebacks	(1)	$779	$10,146	$(10,109)	$816
Allowance for cash discounts	(1)	171	1,814	(1,648)	337
Sales offers	(2)	2,070	30,978	(25,880)	7,168
Reserve for wholesaler fees	(2)	509	8,244	(6,408)	2,345
Reserve for returns	(2)	1,157	1,792	(238)	2,711
Rebates	(2)	544	7,837	(4,373)	4,008
For the year ended December 31, 2016
Allowance for chargebacks	(1)	940	10,504	(10,665)	779
Allowance for cash discounts	(1)	99	772	(700)	171
Sales offers	(2)	—	5,816	(3,746)	2,070
Reserve for wholesaler fees	(2)	361	2,838	(2,690)	509
Reserve for returns	(2)	429	764	(36)	1,157
Rebates	(2)	110	519	(85)	544
For the year ended December 31, 2015
Allowance for chargebacks	(1)	190	5,359	(4,609)	940
Allowance for cash discounts	(1)	14	194	(109)	99
Reserve for wholesaler fees	(2)	117	914	(670)	361
Reserve for returns	(2)	212	242	(25)	429
Rebates	(2)	9	103	(2)	110

(1)Shown as a reduction of accounts receivable and gross sales as indicated in column heading.

(2)Shown as accrued expenses and a reduction of gross sales.